Subsequent events		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Subsequent events
Subsequent events

NOTE 16. SUBSEQUENT EVENTS

During October 2024, the Company received $82,000 in exchange for the Bridge Financing Debentures.

On November 11, 2024, the Company executed a non-binding letter of intent to form a joint venture with Sharon AI, Inc. Under the terms of the 50/50 joint venture, the parties will jointly design, build and operate an initial 90MW power plant and subsequent deployment of Tier 3 data centers. As part of the joint venture, the Company will enter into a gas supply agreement with the joint venture at a mutually agreed fixed cost for five years plus three options of five years each.

On November 14, 2024, the Board of Directors of the Company approved an increase in the amount of Bridge Financing Debentures that could be issued from $4,000,000 to $4,250,000.

NOTE 16. SUBSEQUENT EVENTS

Business Combination Agreement

On January 3, 2024, the Company entered into a Business Combination Agreement and Plan of Reorganization with Roth CH Acquisition V Co., a publicly traded special purpose acquisition company (the “BCA”). The BCA is a definitive agreement for a business combination at a pre-money valuation of $90 million, that is expected to result in NEH becoming a public company. Upon the closing of the transaction, subject to approval by ROCL’s stockholders and other customary closing conditions, the combined company will be named “New Era Helium Corp.” and is expected to list on NASDAQ. Current NEH Chairman, Joel Solis, and CEO, E. Will Gray II will continue to lead the combined company, and existing NEH shareholders will roll 100% of their equity into the combined company. The transaction is expected to close in 2024.

The Business Combination will be accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under this method of accounting, ROCL will be treated as the “acquired” company for financial reporting purposes, and NEH will be the accounting “acquirer”. This determination was primarily based on the assumption that:

●	NEH’s current shareholders will hold a majority of the voting power of ROCL post Business Combination;
●	Effective upon the Business Combination, the post-combination Board will consist of five (5) directors, including two of the existing directors from NEH, two (2) members who qualify as an independent director under the applicable SEC and Nasdaq rules and one (1) director designated by certain holders of ROCL common stock and warrants subject to the consent of NEH;
●	NEH’s operations will substantially comprise the ongoing operations of ROCL;
●	NEH’s senior management will comprise three members of the NEH senior management, and those other persons as mutually agreed by ROCL and NEH.

Another determining factor was that ROCL does not meet the definition of a “business” pursuant to ASC 805-10-55, and thus, for accounting purposes, the Business Combination will be accounted for as a reverse recapitalization, within the scope of ASC 805. The net assets of ROCL will be stated at historical cost, with no goodwill or other intangible assets recorded.

Loans From Related Parties

The Company received $50,000 on January 22, 2024 from Adrian Beeston, an investor, and received $150,000 on January 30, 2024 from Joel Solis, the Company’s Chairman of the Board. These loans bear no interest and shall be repaid by the Company no later than April 1, 2024. On February 29, 2024 the Company repaid the $150,000 due to Mr. Solis. As April 1, 2024, the Company had not repaid the amount due to Mr. Beeston.

Series X Preferred Stock

On February 7, 2024, the Company’s Board of Directors approved to amend the Certificate of Designation of New Era Helium Corp. Establishing the Designations, Preferences, Limitations and Relative Rights of Its Series X Preferred Stock. Due to the amendment, the shares of Series X Preferred Stock shall be automatically converted into shares of common stock of the Company upon the closing of the BCA (as it may be amended, supplemented or otherwise modified from time to time), with each share of Series X Preferred Stock convertible or exchangeable for one (1) share of common stock of the Company.

Bridge Financing

In February of 2024, NEH conducted a bridge financing round, pursuant to which it issued 10% Secured Convertible Debentures (the “Bridge Financing Debentures”) to certain investors. The Bridge Financing Debentures are payable on the earliest of: i) the date that the holder accelerates the obligations under the Bridge Financing Debentures; ii) March 1, 2025; or iii) the consummation of the Business Combination. The Bridge Financing Debentures are not eligible for prepayment and interest accrues monthly. The amount of proceeds NEH obtained from this bridge financing round totaled $470,851. Provided that the date of consummation of the Business Combination occurs prior to either March 1, 2025 or the date on which the holder accelerates the obligations under the Bridge Financing Debentures, the Bridge Financing Debentures are convertible into common stock of the Combined Company at a conversion rate determined by dividing (i) the principal and interest converted hereunder by (ii) the per share valuation (on a fully diluted basis) of the Combined Company's common stock using a pre-money valuation of the Company of $20 million.

ROTH CH V HOLDINGS, INC.
Subsequent events
Subsequent events

Note 5. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements are issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

Note 5. Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements are issued. The Company did not identify any subsequent events, other than disclosed below, that would have required adjustment or disclosure in these unaudited financial statements.

Closing of Business Combination

On December 6, 2024 (the “Closing Date”), the Company completed the business combination (the “Business Combination”) contemplated by the Business Combination and Plan of Organization dated January 3, 2024 (the “Business Combination Agreement”) by and among New Era Helium Corp., a Nevada corporation, Roth CH Acquisition V Co., a Delaware corporation (“ROCL”), and Roth CH V Merger Sub, a Delaware corporation and a wholly-owned subsidiary of ROCL (“Merger Sub”), and subsequent amendments to the Business Combination Agreement. Pursuant to the Business Combination Agreement, Merger Sub merged with and into New Era Helium Corp., with New Era Helium Corp. surviving the Business Combination as a wholly owned subsidiary of ROCL.